Notes payable (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Notes Payable - Schedule of Notes Payable	Notes payable consisted of the following:
	As at December 31,	As at December 31,
USD'000	2023	2022
Short-term loan	4,085	4,121
Short-term loan from shareholders	79	75
Total notes payable	4,164	4,196